Note 12 - Subsequent Events	12 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Subsequent Events [Text Block]
12
.
SUBSEQUENT EVENTS

On
April
9,
2020,
the Company entered into a Paycheck Protection Program Promissory Note (the “PPP Note”), evidencing an unsecured loan to the Company from JPMorgan Chase Bank under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). Pursuant to the PPP Note, the Company received total proceeds of
$1,690,385
on
April 10, 2020.
The PPP note calls for a
24
-month term and an interest rate of
1%.
Under the original requirements of the CARES Act, the loan
may
be fully forgiven if (i) proceeds are used to pay eligible payroll costs, rent, mortgage interest and utilities and (ii) full-time employee headcount and salaries are either maintained during the applicable
8
week forgiveness period or restored by
June 30, 2020.
The original provisions also called for at least
75%
of the proceeds to be used for eligible payroll costs. Any forgiveness of the loan will be subject to approval by the U.S. Small Business Administration (the “SBA”) and JPMorgan Chase Bank and will require the Company to apply for such treatment in the future. On
June 5, 2020,
the Paycheck Protection Program Flexibility Act (the “PPP Flexibility Act”) was signed into law, extending the loan forgiveness period from
8
weeks to
24
weeks after loan origination while also still allowing an election for the original
8
-week period. Additional changes to the CARES Act that were enacted by the PPP Flexibility Act include reducing the required amount of eligible payroll expenditures from
75%
to
60%,
moving the deadline for restoration of employment and pay from
June 30, 2020
to
December 31, 2020,
additional exclusions to the full-time employee forgiveness reduction provisions, removing the prior ban on borrowers taking advantage of payroll tax deferral after loan forgiveness and allowing for the amendment of the maturity date on existing loans from two
years to
five
years. The Company is evaluating the impact of these changes on its PPP Note. While the Company plans to apply for forgiveness of the PPP Note in accordance with the requirements and limitations under the CARES Act, the PPP Flexibility Act and the SBA regulations and requirements, no
assurance can be given that all or any portion of the PPP Note will be forgiven.

During
June 2020,
the manufacturing equipment at the Decatur, Alabama facility was removed to allow the foundation to be prepared for new equipment to be installed. The equipment removed consisted of a temper mill and a cut-to-length line. At
March 31, 2020,
the book value of the equipment removed was immaterial.

In
June 2020,
the Company implemented its
first
commodity price-risk management activities by transacting hot-rolled coil futures. The Company sold
4,000
tons of hot-rolled coil futures for
August 2020
settlement at an average price of
$514.50
per ton and sold
2,000
tons of hot-rolled coil futures for
September 2020
settlement at an average price of
$522
per ton.

On
June 25, 2020,
the Board of Directors of the Company authorized a share repurchase program under which the Company may
repurchase up to
1,062,067
shares of the Company’s outstanding common stock through
June 30, 2023,
which equates to
15%
of the Company’s outstanding shares of common stock as of
June 29, 2020.

Repurchases under the program
may
be made from time to time at the Company’s discretion and
may
be made in open market transactions, through block trades, in privately negotiated transactions and pursuant to any trading plan that may
be adopted by the Company’s management in accordance with Rule
10b5
-
1
of the Securities Exchange Act of
1934,
as amended, or otherwise. The timing and actual number of shares repurchased pursuant to the program will depend on a variety of factors including price, corporate and regulatory requirements, market conditions and other corporate liquidity requirements and priorities. The repurchase program does not
obligate the Company to acquire a specific dollar amount or number of shares and may
be modified, suspended or discontinued at any time.